Income Taxes - Reconciliation of Combined Canadian Federal and Provincial Statutory Income Tax Rate to Effective Tax Rate (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefits [Abstract]
Income (loss) before income taxes	$ (18,716)	$ 2,789
Combined statutory tax rate	26.50%	26.50%
Theoretical tax expense (recovery)	$ (4,960)	$ 739
Share-based payments	1,123	494
Meals and entertainment	18
Non-taxable portion of capital gains	(83)	(762)
Effect of provincial tax rate difference	(4)	5
Changes in unrecognized deferred tax assets	4,395	(178)
Tax provision	$ 489	$ 298